Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Service cost	$ 0	$ 0
Interest cost on benefit obligation	1,375	1,375
Expected return on plan assets		(1,391)
Curtailment and settlements		385
Amortization of prior service cost		0
Amortization of actuarial (gains) losses		0
Net periodic benefit cost		$ 369